Financial Assets and Financial Liabilities_Details Of Financial Liabilities Subject To Offsetting(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2019	Dec. 31, 2018
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		₩ 55,769,992	₩ 49,470,452
Gross assets offset		(31,817,137)	(28,095,652)
Net amounts presented in the statement of financial position		23,952,855	21,374,800
Non-offsetting amount
Financial Instruments		(22,876,090)	(20,465,606)
Cash Collateral		(92,565)	(47,746)
Net amount		984,200	861,448
Derivatives held for trading and Derivatives linked securities
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		2,936,638	2,557,169
Gross assets offset		0	0
Net amounts presented in the statement of financial position		2,936,638	2,557,169
Non-offsetting amount
Financial Instruments		(2,182,243)	(1,965,456)
Cash Collateral		(92,565)	(47,746)
Net amount		826,221	720,220
Derivatives held for hedging
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		164,391	176,253
Gross assets offset		0	0
Net amounts presented in the statement of financial position		164,391	176,253
Non-offsetting amount
Financial Instruments		0	0
Cash Collateral		0	0
Net amount		0	0
Payable spot exchange
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		3,050,982	2,219,980
Gross assets offset		0	0
Net amounts presented in the statement of financial position		3,050,982	2,219,980
Non-offsetting amount
Financial Instruments		(3,034,679)	(2,208,302)
Cash Collateral		0	0
Net amount		16,303	11,678
Repurchase agreements
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities	[1]	13,011,121	11,946,896
Gross assets offset	[1]	0	0
Net amounts presented in the statement of financial position	[1]	13,011,121	11,946,896
Non-offsetting amount
Financial Instruments	[1]	(13,000,321)	(11,862,096)
Cash Collateral	[1]	0	0
Net amount	[1]	10,800	84,800
Securities borrowing agreements
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		2,583,092	2,745,906
Gross assets offset		0	0
Net amounts presented in the statement of financial position		2,583,092	2,745,906
Non-offsetting amount
Financial Instruments		(2,583,092)	(2,745,906)
Cash Collateral		0	0
Net amount		0	0
Domestic exchange settlement credits
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		32,867,423	28,672,551
Gross assets offset		(30,794,160)	(26,992,637)
Net amounts presented in the statement of financial position		2,073,263	1,679,914
Non-offsetting amount
Financial Instruments		(2,073,263)	(1,679,914)
Cash Collateral		0	0
Net amount		0	0
Other financial instruments
Net Financial Liabilities Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract [Abstract]
Gross liabilities		1,156,345	1,151,697
Gross assets offset		(1,022,977)	(1,103,015)
Net amounts presented in the statement of financial position		133,368	48,682
Non-offsetting amount
Financial Instruments		(2,492)	(3,932)
Cash Collateral		0	0
Net amount		₩ 130,876	₩ 44,750

[1]	Includes repurchase agreements sold to customers.